Employee Benefit Plan (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan Disclosure
Company matching contribution percentage	50.00%	50.00%	50.00%
Employer match contribution	$ 211,000	$ 248,000
Maximum
Defined Contribution Plan Disclosure
Percent of employee contributions the company contributes a matching contribution	6.00%	6.00%	6.00%